Share Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2024	11,724	$11.73
Granted	—
Exercised	(6,141)	10.18
Forfeited	—
Expired	—
Outstanding at December 31, 2024	5,583	$13.43	2.14	$119

Vested and expected to vest at December 31, 2024	5,583	$13.43	2.14	$119
Exercisable at December 31, 2024	5,583	$13.43	2.14	$119

Schedule of Nonvested Restricted Stock Units Activity
A summary of outstanding non-vested stock (restricted stock and PSUs) and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2024	269,233	$22.93
Granted	105,177	25.13
Vested	(98,278)	20.55
Forfeited	(9,146)	23.98
Outstanding at December 31, 2024	266,986	$24.64

Cash Proceeds and Tax Benefit from share-Based Payment Awards Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2024	2023	2022
	(In thousands)
Intrinsic value	$99	$352	$761
Cash proceeds received	$12	$198	$131
Tax benefit realized	$21	$74	$160